Long-Term Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Long-Term Debt
NOTE 23	LONG-TERM DEBT

The Company’s sources of borrowing for funding purposes are primarily senior notes, debentures and long-term credit facilities. The Company has access to the capital markets through its base shelf prospectus.

Accounting Policy
Issue costs of long-term debt obligations are capitalized to long-term obligations and are amortized to expense over the term of the related liability using the effective interest method.

Supporting Information

Long-term debt as at December 31 was comprised of:

	Rate of Interest	Maturity	2018	2017

Senior notes [1]
Notes issued 2009	6.500%	May 15, 2019	$500	$500
Notes issued 2009	4.875%	March 30, 2020	500	500
Notes issued 2014	3.625%	March 15, 2024	750	750
Notes issued 2015	3.000%	April 1, 2025	500	500
Notes issued 2016	4.000%	December 15, 2026	500	500
Notes issued 2006	5.875%	December 1, 2036	500	500
Notes issued 2010	5.625%	December 1, 2040	500	500
Debentures [1]
Debentures issued 2008	6.750%	January 15, 2019	500	–
Debentures issued 2012	3.150%	October 1, 2022	500	–
Debentures issued 2013	3.500%	June 1, 2023	500	–
Debentures issued 2015	3.375%	March 15, 2025	550	–
Debentures issued 1997	7.800%	February 1, 2027	125	–
Debentures issued 2015	4.125%	March 15, 2035	450	–
Debentures issued 2006	7.125%	May 23, 2036	300	–
Debentures issued 2010	6.125%	January 15, 2041	500	–
Debentures issued 2013	4.900%	June 1, 2043	500	–
Debentures issued 2014	5.250%	January 15, 2045	500	–
Other			30	–

			8,205	3,750
Add net unamortized fair value adjustments [2]			444	–
Less net unamortized debt issue costs			(55)	(43)

			8,594	3,707
Less current maturities			(1,008)	–
Less current portion of net unamortized fair value adjustments [2]			(1)	–
Add current portion of net unamortized debt issue costs			6	4

			(1,003)	4

			$7,591	$3,711

1

Each series of senior notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at the Company’s option, at specified prices.

2	Associated with the Merger on January 1, 2018.

During 2018, the Company exchanged an aggregate of $7,578 of legacy companies’ senior notes and debentures for the same amount of new notes issued by Nutrien (the “Nutrien Notes”). The Nutrien Notes have interest rates and maturities identical to those of the applicable exchanged series of senior notes or debentures. A small portion of senior notes and debentures, excluding the 7.800 percent debentures due in 2027 (the “2027 debentures”), were not exchanged and remain obligations of the issuing subsidiary. The indentures governing these remaining subsidiary senior notes and debentures have been amended to remove certain covenants and events of default provisions. In addition, none of the 2027 debentures were exchanged but debt holders consented to amend the financial reporting covenant in the indenture governing the 2027 debentures to allow the Company’s financial reports, rather than reports of the issuing subsidiary, to satisfy its financial reporting obligations thereunder.

The Nutrien Notes have various provisions that allow for redemption prior to maturity, at the Company’s option, at specified prices. The Company is subject to certain customary covenants including limitation on liens, merger and change of control covenants, and customary events of default. The Company was in compliance with these covenants as at December 31, 2018.

The debt exchange is accounted for as a modification of debt without substantial modification of terms as the financial terms of the Nutrien Notes were identical to senior notes and debentures and there is no substantial difference between the present value of cash flows under the Nutrien Notes compared to the notes and debentures. Accordingly, there is no gain or loss on the exchange. The transaction costs from the debt exchange of $19 were recorded to the carrying amount of the long-term debt and will be amortized over the life of the Nutrien Notes.

Details of the Company’s credit facility was as follows:

	2018	2017

Credit facility	$4,500 – maturity April 10, 2023 [1]	$3,250 – maturity May 31, 2021 $250 – maturity May 31, 2020

Borrowings outstanding	$ NIL	$ NIL

Commercial paper outstanding, backstopped by the credit facility (Note 22)	$ 391	$ 730

1	Subject to extensions, at the request of Nutrien, which shall not exceed five years.

During 2018, the Company replaced the legacy $3,500 unsecured revolving credit facility and the legacy $2,500 multi-jurisdictional unsecured revolving credit facility with a new Nutrien $4,500 unsecured revolving term credit facility (“Nutrien Credit Facility”). Principal covenants and events of default under the Nutrien Credit Facility include a debt to capital ratio of less than or equal to 0.65:1 and other customary events of default and covenant provisions. Non-compliance with such covenants could result in accelerated repayment and/or termination of the credit facility. The Company was in compliance with all covenants as at December 31, 2018.